Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill expected to be tax deductible	$ 0.9	$ 1.5
Total amortization expense for other intangible assets	$ 1.5	$ 2.5	$ 4.0